Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

		Shares/	Value
Common Stocks (93.6%)	Country	Par +	$ (000’s)
Communication Services (12.3%)
58.com, Inc., ADR *	Cayman Islands	200,244	9,756
Autohome, Inc., ADR *	Cayman Islands	128,199	9,105
China Mobile, Ltd.	Hong Kong	452,000	3,415
Tencent Holdings, Ltd.	Cayman Islands	1,047,800	51,092
Yandex NV *	Netherlands	95,800	3,262

Total			76,630

Consumer Discretionary (15.1%)
Astra International Tbk PT	Indonesia	26,455,400	6,313
China International Travel Service Corp., Ltd. - Class A	China	1,045,297	9,950
Huazhu Group, Ltd., ADR	Cayman Islands	259,158	7,446
Lojas Renner SA	Brazil	484,855	3,132
Meituan Dianping - Class B *	Cayman Islands	538,000	6,456
MercadoLibre, Inc. *	United States	12,350	6,034
Midea Group Co., Ltd. - Class A	China	1,453,267	9,954
Naspers, Ltd. - Class N	South Africa	100,925	14,339
New Oriental Education & Technology Group, Inc. *	Cayman Islands	47,181	5,107
Prosus NV *	Netherlands	130,555	9,046
Sands China, Ltd.	Cayman Islands	2,511,200	9,139
Shenzhou International Group Holdings, Ltd. *	Cayman Islands	272,500	2,877
Yum China Holdings, Inc.	United States	93,383	3,981

Total			93,774

Consumer Staples (8.4%)
BIM Birlesik Magazalar AS	Turkey	749,570	5,640
Budweiser Brewing Co. APAC, Ltd. *	Cayman Islands	2,343,900	6,022
Fomento Economico Mexicano SAB de CV, ADR	Mexico	178,000	10,771
Hindustan Unilever, Ltd.	India	266,322	8,016
ITC, Ltd.	India	3,820,222	8,478
Kweichow Moutai Co., Ltd. - Class A	China	84,080	13,217

Total			52,144

Energy (2.0%)
LUKOIL PJSC, ADR	Russia	129,931	7,714
Novatek PJSC	Russia	438,748	5,063

Total			12,777

Financials (24.5%)
AIA Group, Ltd.	Hong Kong	2,003,000	18,020
Banco Bradesco SA, ADR	Brazil	2,951,877	11,985
Banco Santander Chile, ADR	Chile	297,212	4,497
Bank Central Asia Tbk PT	Indonesia	6,543,500	11,065
Bank of the Philippine Islands	Philippines	3,580,636	4,313
China Merchants Bank Co., Ltd. - Class H	China	1,945,000	8,732

		Shares/	Value
Common Stocks (93.6%)	Country	Par +	$ (000’s)
Financials continued
Grupo Financiero Banorte SAB de CV	Mexico	2,672,060	7,321
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	323,192	9,706
Housing Development Finance Corp., Ltd.	India	908,847	19,314
Kotak Mahindra Bank, Ltd.	India	703,980	11,830
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,753,500	26,935
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	32,769,700	6,026
Sberbank of Russia PJSC	Russia	2,538,076	6,019
SBI Life Insurance Co., Ltd. India		812,431	6,900

Total			152,663

Health Care (1.4%)
Wuxi Biologics Cayman, Inc. *	Cayman Islands	668,000	8,611

Total			8,611

Industrials (2.4%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	566,480	5,340
Shanghai International Airport Co., Ltd. - Class A	China	776,182	6,682
WEG SA	Brazil	421,833	2,725

Total			14,747

Information Technology (15.8%)
ASML Holding NV	Netherlands	27,905	7,416
LONGi Green Energy Technology Co., Ltd. - Class A *	China	917,695	3,197
Samsung Electronics Co., Ltd.	South Korea	752,750	29,255
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5,181,290	46,248
Tata Consultancy Services, Ltd.	India	516,262	12,323

Total			98,439

Materials (6.2%)
Grasim Industries, Ltd.	India	300,723	1,882
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,132,600	3,921
LG Chem, Ltd.	South Korea	47,777	11,829
UltraTech Cement, Ltd.	India	170,064	7,166
Vale SA, ADR	Brazil	1,633,770	13,544

Total			38,342

Emerging Markets Equity Portfolio

		Shares/	Value
Common Stocks (93.6%)	Country	Par +	$ (000’s)
Real Estate (5.0%)
Ayala Land, Inc.	Philippines	17,314,820	10,341
China Resources Land, Ltd.	Cayman Islands	4,166,000	17,092
Multiplan Empreendimentos Imobiliarios SA	Brazil	1,015,232	3,728

Total			31,161

Utilities (0.5%)
China Resources Gas Group, Ltd. *	Bermuda	638,000	3,203

Total			3,203

Total Common Stocks (Cost: $634,433)			582,491

Preferred Stocks (3.4%)
Energy (0.8%)
Petroleo Brasileiro SA	Brazil	1,878,170	5,057

Total			5,057

Preferred Stocks (3.4%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (2.6%)
Samsung Electronics Co., Ltd.	South Korea	500,700	16,344

Total			16,344

Total Preferred Stocks (Cost: $30,388)			21,401

Short-Term Investments
(3.2%)
Money Market Funds (3.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	United States	19,651,875	19,652

Total			19,652

Total Short-Term Investments (Cost: $19,652)			19,652

Total Investments (100.2%) (Cost: $684,473)@			623,544

Other Assets, Less Liabilities (-0.2%)			(1,197)

Net Assets (100.0%)			622,347

Investments Percentage by Country is based on Net Assets:
Cayman Islands	21.4%
China	12.6%
India	12.3%
South Korea	9.2%
Taiwan	7.4%
Brazil	6.4%
Other	30.9%

Total	100.2%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $684,473 and the net unrealized depreciation of investments based on that cost was $60,929 which is comprised of $61,275 aggregate gross unrealized appreciation and $122,204 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Description	Prices	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks
Energy	$5,057	$—	$—
Information Technology	—	16,344	—
Common Stocks
Communication Services	22,123	54,507	—
Consumer Discretionary	25,700	68,074	—
Consumer Staples	10,771	41,373	—
Energy	3,927	8,850	—
Financials	23,803	128,860	—
Industrials	8,065	6,682	—
Materials	13,544	24,798	—
Real Estate	3,728	27,433	—
All Others	—	110,253	—
Short-Term Investments	19,652	—	—

Total Assets:	$136,370	$487,174	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand